FINANCIAL RISK MANAGEMENT - Schedule of Maturity Analysis for Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	$ 921	$ 722
Non-recourse borrowings	13,527	12,635
Financial liabilities	23	33
Shares classified as financial liability	5,129	4,644
Loans payable to Brookfield Infrastructure	100	102
Interest Expense:
Non-recourse borrowings	4,950	4,859
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	887	697
Non-recourse borrowings	1,303	781
Financial liabilities	17	32
Shares classified as financial liability	5,129	4,644
Loans payable to Brookfield Infrastructure	100	102
Interest Expense:
Non-recourse borrowings	956	900
1-2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	10	5
Non-recourse borrowings	674	1,321
Financial liabilities	5	1
Shares classified as financial liability	0	0
Loans payable to Brookfield Infrastructure	0	0
Interest Expense:
Non-recourse borrowings	851	834
2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	12	13
Non-recourse borrowings	5,917	4,719
Financial liabilities	1	0
Shares classified as financial liability	0	0
Loans payable to Brookfield Infrastructure	0	0
Interest Expense:
Non-recourse borrowings	1,833	1,852
5+ years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	12	7
Non-recourse borrowings	5,633	5,814
Financial liabilities	0	0
Shares classified as financial liability	0	0
Loans payable to Brookfield Infrastructure	0	0
Interest Expense:
Non-recourse borrowings	$ 1,310	$ 1,273